Average Annual Total Returns - Nationwide Bond Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Institutional Service Class Shares After Taxes on Distributions 1 Year	Institutional Service Class Shares After Taxes on Distributions 5 Years	Institutional Service Class Shares After Taxes on Distributions 10 Years	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares 1 Year	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares 5 Years	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	4.75%	3.97%	3.51%	5.35%	3.65%	3.20%	7.34%	4.22%	3.70%	7.36%	4.72%	4.26%	7.38%	4.67%	3.74%	5.67%	3.34%	2.29%	4.60%	3.03%	2.29%	7.51%	4.44%	3.84%